Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our board of directors do not grant equity awards in anticipation of the release of material non-public information (“MNPI”). We do not time the release of MNPI based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take MNPI into account when determining the timing and terms of such awards. We do not have a formal policy with respect to the timing of our equity award grants, however, the board of directors has historically granted and set vesting periods for such awards on a predetermined annual schedule.

Award Timing Method	We do not have a formal policy with respect to the timing of our equity award grants, however, the board of directors has historically granted and set vesting periods for such awards on a predetermined annual schedule.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not take MNPI into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	false